Financial liabilities - Kreos / Claret Financing (Details) € / shares in Units, € in Thousands, $ in Thousands										12 Months Ended			121 Months Ended
		Mar. 28, 2024 EUR (€)	Dec. 31, 2023 EUR (€) € / shares	Nov. 02, 2023 EUR (€) € / shares shares	Aug. 22, 2023 EUR (€)	Aug. 20, 2023 EUR (€) tranche € / shares shares	Aug. 20, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Aug. 24, 2023 € / shares	Apr. 01, 2022 € / shares	Jul. 24, 2018 € / shares
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings													€ 125,000
Other share warrants, subscripion price per share (in euro per share) | € / shares								€ 0.14			€ 0.14
Repayments of bond loans	[1]									€ 11,635	€ 9,410	€ 5,537
Financial liabilities, at fair value			€ 125,191					€ 58,469	€ 82,491	125,191	58,469	€ 82,491	125,191
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value						€ 23,995
Convertible loans notes						25,000
Carrying amount of the equity component						€ 1,005
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value			€ 12,395					€ 3,307		€ 12,395	€ 3,307		€ 12,395
Market rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities						1.00%
Market rate | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities						0.126
Decrease in financial liabilities at fair value						€ 624
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			1.00%	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Volatility | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ 48		€ 6	€ 16
Volatility | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets				€ 28
Volatility | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ (96)
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares			€ 1	€ 1		€ 1		€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1
Share price | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ 197		€ 78	€ 176
Share price | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets				€ 232
Share price | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ (401)
Share price | Royalty certificates
Disclosure of detailed information about borrowings [line items]
Decrease in financial liabilities at fair value			€ (1,325)
Amount of reasonably possible increase in unobservable input, liabilities | € / shares			€ 1							€ 1			€ 1
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			1.00%	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Risk-free rate | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ 64		€ 12	€ 69
Risk-free rate | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets				€ 42
Risk-free rate | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ (95)
7-year expiry scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			5.00%	5.00%		5.00%				5.00%			5.00%
7-year expiry scenario probability | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ 64
7-year expiry scenario probability | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets				€ 36
7-year expiry scenario probability | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ (76)
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Other share warrants, subscripion price per share (in euro per share) | € / shares																€ 1
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity						€ 75,000
Borrowings, number of tranches | tranche						3
Borrowings, maximum borrowing capacity per tranche						€ 25,000
Other share warrants, exercise period						7 years	7 years
Kreos & Claret financing | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Other share warrants, subscripion price per share (in euro per share) | € / shares						€ 1.00
Number of warrants granted (in shares) | shares						214,198	214,198
Exercise price, other equity instruments granted (in euro per share) | € / shares						€ 18.6744
Exercise price, percentage of premium						10.00%
Kreos & Claret financing | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares				405,832
Exercise price, other equity instruments granted (in euro per share) | € / shares				€ 9.86
Exercise price, percentage of 15-day WVAP				110.00%
Issuance of other share warrants				€ 4,000
Number of instruments granted, percentage exercisable immediately				50.00%
Number of instruments granted, remaining percentage exercisable				50.00%
Kreos & Claret financing, tranche A
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings					€ 25,000
Borrowings, fixed conversion price | € / shares						€ 21.2209
Borrowings, interest rate						9.00%
Borrowings, early repayment, discount rate						4.00%
Borrowings, exit fee percentage						8.00%
Kreos & Claret financing, tranche B and C
Disclosure of detailed information about borrowings [line items]
Borrowings, number of tranches | tranche						2
Borrowings, early repayment, discount rate						4.00%
Borrowings, exit fee percentage						6.00%
Kreos & Claret financing, tranche B and C | European Central Bank base rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						7.50%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis						2.50%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis						4.00%
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity						€ 25,000
Borrowings, debt-to-market capitalization ratio						10.00%
Kreos & Claret financing, tranche B | Major debt transactions
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		€ 25,000
Kreos & Claret financing, tranche B | European Central Bank base rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						7.50%
Kreos & Claret financing, tranche B | European Central Bank base rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis						2.50%
Kreos & Claret financing, tranche B | European Central Bank base rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis						4.00%
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity						€ 25,000
Borrowings, debt-to-market capitalization ratio						10.00%
Performance conditions, minimum financing | $							$ 125,000
Kreos 1 bond loans
Disclosure of detailed information about borrowings [line items]
Repayments of bond loans					€ 7,661

[1]	Kreos Capital V UK Ltd (or "Kreos")